Condensed Issuer, Guarantor and Non Guarantor Financial Information (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	May 31, 2013	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2011	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Revenue	$ 147,744	$ 68,331	$ 190,236	$ 260,542	$ 157,981	$ 79,762	$ 213,887	$ 266,216	$ 146,069	$ 677,090	$ 705,934	$ 725,399
Cost of revenue (exclusive of items shown separately below)	127,718				133,431					557,503	575,486	578,611
Depreciation, depletion and amortization	12,118				11,843					50,942	51,674	45,917
Pension and profit sharing	1,878				1,841					8,325	7,622	8,907
Selling, administrative and general expenses	19,413				17,682					77,138	64,511	61,547
(Gain) loss on disposals of property, equipment and software	152				(35)					323	808	(600)
Operating loss	(13,535)	(48,886)	1,977	31,735	(6,781)	(53,782)	22,319	37,397	(1,201)	(21,845)	4,733	31,017
Interest expense, net	(19,177)				(22,820)					(75,847)	(46,559)	(41,268)
Loss before income taxes	(32,712)				(29,601)					(97,692)	(41,826)	(10,251)
Income tax benefit	(3,475)				(11,487)					(41,558)	(16,397)	(4,478)
Net loss	(29,237)	(37,694)	(8,848)	8,522	(18,114)	(38,280)	5,680	11,733	(4,562)	(56,134)	(25,429)	(5,773)
Unrealized actuarial losses and amortization of prior service costs, net of income tax	69				77					(241)	(778)	173
Comprehensive loss	(29,168)				(18,037)					(56,375)	(26,207)	(5,600)
Less: Comprehensive income attributable to noncontrolling interest	(739)				(305)					(1,384)	(820)	(1,195)
Comprehensive loss attributable to New Enterprise Stone & Lime Co., Inc.	(29,907)	(38,452)	(9,167)	8,202	(18,342)	(39,440)	5,778	11,464	(4,829)	(57,759)	(27,027)	(6,795)
New Enterprise Stone & Lime Co., Inc.
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Revenue	125,738				148,256					593,624	638,256	647,564
Cost of revenue (exclusive of items shown separately below)	110,422				129,123					492,386	528,946	526,905
Depreciation, depletion and amortization	10,564				9,961					42,452	44,094	38,111
Pension and profit sharing	1,795				1,762					7,996	7,406	8,691
Selling, administrative and general expenses	16,679				15,677					66,261	54,307	51,579
(Gain) loss on disposals of property, equipment and software	138				(35)					193	808	(600)
Operating loss	(13,860)				(8,232)					(18,368)	2,695	22,878
Interest expense, net	(19,118)				(22,710)					(75,149)	(45,670)	(40,479)
Loss before income taxes	(32,978)				(30,942)					(93,517)	(42,975)	(17,601)
Income tax benefit	(3,322)				(10,812)					(36,735)	(16,292)	(3,049)
Equity in earnings of subsidiaries	(320)				1,711					(736)	434	7,584
Net loss	(29,976)				(18,419)					(57,518)	(26,249)	(6,968)
Unrealized actuarial losses and amortization of prior service costs, net of income tax	69				77					(241)	(778)	173
Comprehensive loss	(29,907)				(18,342)					(57,759)	(27,027)	(6,795)
Comprehensive loss attributable to New Enterprise Stone & Lime Co., Inc.	(29,907)				(18,342)					(57,759)	(27,027)	(6,795)
Guarantor Subsidiaries
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Revenue	23,212				21,620					86,563	80,369	82,742
Cost of revenue (exclusive of items shown separately below)	18,962				17,113					70,929	61,928	61,167
Depreciation, depletion and amortization	1,554				1,882					8,490	7,580	7,806
Pension and profit sharing	83				79					329	216	216
Selling, administrative and general expenses	3,004				2,249					10,509	9,587	9,628
(Gain) loss on disposals of property, equipment and software	14									130
Operating loss	(405)				297					(5,824)	(42)	3,925
Interest expense, net	(61)				(72)					(289)	(255)	(15)
Loss before income taxes	(466)				225					(6,113)	(297)	3,910
Income tax benefit	(153)				(675)					(4,823)	(105)	(1,429)
Net loss	(313)				900					(1,290)	(192)	5,339
Comprehensive loss	(313)				900					(1,290)	(192)	5,339
Comprehensive loss attributable to New Enterprise Stone & Lime Co., Inc.	(313)				900					(1,290)	(192)	5,339
Non Guarantors
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Revenue	2,416				1,978					7,714	6,378	6,971
Cost of revenue (exclusive of items shown separately below)	1,505				614					4,999	3,681	2,417
Selling, administrative and general expenses	74				100					368	617	340
Operating loss	837				1,264					2,347	2,080	4,214
Interest expense, net	(105)				(148)					(409)	(634)	(774)
Loss before income taxes	732				1,116					1,938	1,446	3,440
Net loss	732				1,116					1,938	1,446	3,440
Comprehensive loss	732				1,116					1,938	1,446	3,440
Less: Comprehensive income attributable to noncontrolling interest	(739)				(305)					(1,384)	(820)	(1,195)
Comprehensive loss attributable to New Enterprise Stone & Lime Co., Inc.	(7)				811					554	626	2,245
Eliminations
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Revenue	(3,622)				(13,873)					(10,811)	(19,069)	(11,878)
Cost of revenue (exclusive of items shown separately below)	(3,171)				(13,419)					(10,811)	(19,069)	(11,878)
Selling, administrative and general expenses	(344)				(344)
Operating loss	(107)				(110)
Interest expense, net	107				110
Equity in earnings of subsidiaries	320				(1,711)					736	(434)	(7,584)
Net loss	320				(1,711)					736	(434)	(7,584)
Comprehensive loss	320				(1,711)					736	(434)	(7,584)
Comprehensive loss attributable to New Enterprise Stone & Lime Co., Inc.	$ 320				$ (1,711)					$ 736	$ (434)	$ (7,584)